Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 94,952	$ 13,639	¥ 93,882	¥ 91,519
Interest received	1,551	223	1,688	807
Interest paid	(2,521)	(362)	(2,457)	(6,293)
Income tax paid	(304)	(44)	(726)	(979)
Net cash inflow from operating activities	93,678	13,456	92,387	85,054
Cash flows from investing activities
Purchase of property, plant and equipment and right-of-use assets	(56,187)	(8,071)	(52,176)	(61,489)
Purchase of other assets	(4,355)	(626)	(4,590)	(4,204)
Proceeds from disposal of property, plant and equipment and other assets	1,512	217	1,090	22,121
Dividend received from financial assets at fair value through other comprehensive income	205	30	203	167
Investment income received from financial assets at fair value through profit and loss	24	3	36
Proceeds from disposal of financial assets at fair value through profit and loss	507	73		60
Dividends received from associates	82	12	20	10
(Increase)/Decrease in short-term bank deposits	34	5	3,094	(3,094)
Acquisition of financial assets at fair value through profit and loss	(423)	(61)	(585)	(74)
Acquisition of financial assets at fair value through other comprehensive income	(3)			(8)
Acquisition of interest in associates	(12)	(2)	(67)	(5)
Acquisition of interest in joint ventures	(137)	(20)	(1,000)	(620)
Net cash outflow from investing activities	(59,053)	(8,483)	(61,179)	(47,336)
Cash flows from financing activities
Proceeds from share issued				74,954
Capital contributions from non-controlling interests	508	73	7
Proceeds from short-term bank loans	28,784	4,135	53,306	117,571
Proceeds from commercial papers	8,995	1,292		26,941
Proceeds from promissory notes	992	143
Proceeds from corporate bonds	2,000	287
Proceeds from long-term bank loans				1,549
Loans from related parties	50	7	3,090	535
Loans from ultimate holding company				5,237
Repayment of short-term bank loans	(38,290)	(5,500)	(60,730)	(172,065)
Repayment of long-term bank loans	(418)	(60)	(435)	(2,686)
Repayment of commercial papers			(9,000)	(54,000)
Repayment of related party loans	(48)	(7)	(475)	(60)
Repayment of ultimate holding company loan			(1,344)	(3,893)
Repayment of promissory notes			(18,000)	(19,000)
Repayment of corporate bonds	(17,000)	(2,442)		(2,000)
Repayment of finance lease			(493)	(695)
Capital element of lease rentals paid	(11,123)	(1,598)
Payment of issuing expense for promissory notes			(67)	(82)
Dividends paid to equity shareholders of the Company	(4,100)	(589)	(1,591)
Net deposits with Finance Company by related parties	236	34	2,354	(100)
Increase in statutory reserve deposits placed by Finance Company	(351)	(50)	(680)	(620)
Net cash outflow from financing activities	(29,765)	(4,275)	(34,058)	(28,414)
Net increase/(decrease) in cash and cash equivalents	4,860	698	(2,850)	9,304
Cash and cash equivalents at beginning of year	30,060	4,318	32,836	23,633
Effect of changes in foreign exchange rate	25	4	74	(101)
Cash and cash equivalents at end of year	34,945	5,020	30,060	32,836
Analysis of the balances of cash and cash equivalents:
Cash balances	1		1	3
Bank balances	34,944	5,020	30,059	32,833
Cash and cash equivalents at end of year	34,945	5,020	30,060	32,836
Income before income tax	14,167	2,035	13,081	2,593
Adjustments for:
Depreciation and amortization	83,080	11,934	75,777	77,492
Interest income	(1,272)	(183)	(1,712)	(1,647)
Finance costs	1,991	286	1,676	5,363
Loss on disposal of property, plant and equipment	2,179	313	4,148	3,489
Credit loss allowance and write-down of inventories	3,663	526	3,846	3,955
Dividend from financial assets at fair value through other comprehensive income	(205)	(29)	(203)	(206)
Investment income from financial assets at fair value through profit and loss	(24)	(3)	(36)
Other investment gains	(96)	(14)	(31)	(19)
Share of net profit of associates	(1,359)	(195)	(2,477)	(893)
Share of net profit of joint ventures	(646)	(93)	(598)	(574)
Expenses for restricted shares of A Share Company granted to the Group's employees	571	82	614
Changes in working capital:
Increase in accounts receivable	(5,928)	(852)	(4,887)	(3,667)
Decrease/(Increase) in contract assets	(122)	(18)	1,150
Increase in contract costs	(2,188)	(314)	(3,001)
Decrease/(Increase) in inventories and consumables	(335)	(48)	(385)	81
(Increase)/Decrease in restricted deposits	321	46	(581)	(58)
(Increase)/Decrease in other assets	(796)	(114)	1,584	(2,034)
Decrease/(Increase) in prepayments and other current assets	(1,876)	(269)	60	166
Increase in amounts due from ultimate holding company	(7)	(1)	(20)	(39)
Decrease in amounts due from related parties	745	107	2,339	112
(Increase)/Decrease in amounts due from domestic carriers	364	52	871	(775)
Increase in accounts payable and accrued liabilities	2,386	343	6,591	5,752
Increase in taxes payable	623	90	33	362
Increase in advances from customers	2		45	2,255
Decrease in contract liabilities	(2,002)	(288)	(4,322)
Increase in deferred revenue	1,164	167	1,474	365
Increase/(Decrease) in other obligations	(16)	(2)	68	45
(Decrease)/Increase in amounts due to ultimate holding company	322	46	40	(203)
(Decrease)/Increase in amounts due to related parties	216	31	(868)	(945)
Increase/(Decrease) in amounts due to domestic carriers	30	4	(394)	549
Cash generated from operations	94,952	13,639	93,882	91,519
China United Network Communications Group Company Limited and its subsidiaries [member]
Cash flows from investing activities
Lending by Unicom Group Finance Company Limited ("Finance Company") to related parties	(11,434)	(1,642)	(13,558)	(700)
Repayment of loans from a related party to Finance Company	¥ 11,134	$ 1,599	¥ 6,354	¥ 500